Contract Liability and Receivable - Narrative (Details) $ in Millions	1 Months Ended
Nov. 30, 2017 USD ($) year patient
Disclosure of revenue from contracts with customers [Abstract]
Warrant purchase agreement | $	$ 6
Common share premium	20.00%
Weighted average closing price term	5
Patients | patient	50
Expected recognition period | year	5